UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4625

Midas Special Fund, Inc.

(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

Thomas B. Winmill, President

Midas Special Fund, Inc.

11 Hanover Square, 12th Floor

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

Item 1. Schedule of Investments

Midas Special Fund, Inc.

Schedule of Portfolio Investments

March 31, 2008

(Unaudited)

Shares	COMMON STOCKS (119.21%)	Value

	Cigarettes (6.90%)
18,200	Reynolds American Inc.*	$ 1,074,346

	Crude Petroluem & Natural Gas (4.38%)
10,000	Canadian Natural Resources Ltd.	682,600

	Electric Services (0.08%)
720	Brookfield Infrastructure Partners LP	12,204

	Fire, Marine & Casualty Insurance (39.57%)
1,050	Berkshire Hathaway, Inc. - Class B (a)*	4,696,545
20,000	Leucadia National Corporation*	904,400
14,000	Loews Corp.	563,080
		6,164,025

	Holding Companies (3.10%)
18,000	Brookfield Asset Management Inc.	482,940

	Metal Ores (3.17%)
25,000	Franco-Nevada Corp. (a)	493,373

	National Commercial Banks (5.35%)
19,400	JP Morgan Chase & Co.*	833,230

	Operative Builders (3.57%)
25,000	Hovnanian Enterprises, Inc. (a)	265,000
20,000	Pulte Homes, Inc.	291,000
		556,000

	Petroleum Refining (5.28%)
10,800	ConocoPhillips*	823,068

	Pharmaceutical Preparations (4.58%)
11,000	Johnson & Johnson*	713,570

	Retail - Lumber & Other Building Materials Dealers (5.49%)
15,000	The Home Depot, Inc.	419,550
19,000	Lowe's Companies, Inc.	435,860
		855,410

	Security Brokers, Dealers & Flotation Companies (7.02%)
8,000	Legg Mason, Inc.	447,840
3,900	The Goldman Sachs Group, Inc.	645,021
		1,092,861

	Services - Business Services (14.32%)
10,000	MasterCard, Inc.*	2,229,900

	Services - Computer Programming, Data Processing, Etc. (5.66%)
2,000	Google, Inc. - Class A (a)	880,940

	Silver Ores (3.20%)
13,000	Pan American Silver Corp. (a)	498,810

	Soap, Detergents, Cleaning Preparations, Perfumes, Costmetics (3.37%)
7,500	Procter & Gamble Company	525,525

	Variety Stores (4.17%)
10,000	Costco Wholesale Corp.	649,700

	Total common stocks (cost: $14,072,316)	18,568,502

	Liabilities in excess of other assets (-19.21%)	(2,992,175)

Net assets (100.00%)	$ 15,576,327

(a) Non-income producing.
* Fully or partially pledged as collateral on bank credit facility.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):

SECURITY VALUATION

Securities traded on a national securities exchange, unless over-the-counter quotations for such securities are believed to more closely reflect their fair value, are valued at the last reported sales price on the day the valuations are made. Securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Such securities that are not traded on a particular day, securities traded in the over-the-counter market that are not on NASDAQ, and foreign securities are valued at the mean between the current bid and asked prices. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith under the direction of and pursuant to procedures established by the Fund's Board of Directors. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments:

Investment in
Valuation Inputs	Securities

Level 1	$ 18,568,502
Level 2	-
Level 3	-

Total	$ 18,568,502

COST FOR FEDERAL INCOME TAX PURPOSES

The cost of investments for federal income tax purposes is $14,072,316 and net unrealized appreciation is $4,496,186 comprised of aggregate gross unrealized appreciation and depreciation of $5,740,414 and $1,244,228, respectively.

AFFILIATED ISSUER

The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of or, voting power over 5% or more of the outstanding voting shares or (b) control of, or common control under, another company or persons. Transactions with affiliates for the three months ended March 31, 2008 were as follows:

	Number of Shares Held
Name Of Issuer	December 31, 2007	Gross Additions	Gross Reductions	March 31, 2008	Value March 31, 2008	Dividend Income	Realized Gains/(Losses)
Midas Dollar Reserves, Inc.	-	14,845	14,845	-	$ -	$6	$ -

Item 2. Controls and Procedures

(a)      The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by the report that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS SPECIAL FUND, INC.

By: /s/ Thomas B. Winmill

Thomas B. Winmill, President

Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill

Thomas B. Winmill, President

Date: May 23, 2008

By: /s/ Thomas O'Malley

Thomas O'Malley, Chief Financial Officer

Date: May 23, 2008

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)